Shareholder Report, Holdings (Details) - Capital Group Global Equity ETF	Nov. 30, 2024
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.14%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.48%
Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.29%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.92%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.89%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.82%
Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.29%
Short-term securities & other assets less liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.77%